Derecognition of Financial Assets - Summary of Carrying Amount of Transferred Assets Do Not Qualify for Derecognition and Associated Liabilities (Detail) - Securitisations [member] - CAD ($)
$ in Millions
		Jul. 31, 2024	Apr. 30, 2024	Oct. 31, 2023
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of associated liabilities	[1]	$ 18,307	$ 19,183	$ 20,222
Residential mortgage loans [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	[1]	11,442	11,564	13,508
Other related assets [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	[1],[2]	$ 7,592	$ 8,032	$ 8,600

[1]	The fair value of the transferred assets is $18,697 (April 30, 2024 – $19,068 and October 31, 2023 – $20,264) and the fair value of the associated liabilities is $17,985 (April 30, 2024 – $18,430 and October 31, 2023 – $19,265) for a net position of $712 (April 30, 2024 – $638 and October 31, 2023 – $999).
[2]	These include cash held in trust and trust-permitted investment assets, including repurchase-type transactions of mortgage-backed securities, included in the principal reinvestment account that the Bank is required to maintain in order to participate in the programs.